Commitments and Contingencies - Schedule of Future Minimum Lease Payments Due Under Operating Lease (Details)	Dec. 31, 2018 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Year ended December 31, 2019	$ 19,923
Year ended December 31, 2020	20,517
Year ended December 31, 2021	21,132
Thereafter	109,284
Total minimum lease payments	$ 170,856